Related party transactions - Disclosure of transactions with key management personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Wages, salaries, fees and related taxes and benefits	$ (23)	$ (24)
Post-employment benefit plans and OPEBs cost	(3)	(4)
Share-based compensation	(23)	(27)
Key management personnel and board of directors compensation expense	$ (49)	$ (55)